Segmental analysis (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£) segment
Personal and Business Banking (PBB)
Segmental analysis
Number of reportable segments	1
Commercial and Private Banking (CPB)
Segmental analysis
Number of reportable segments	2
Maximum | UK Personal & Business Banking
Segmental analysis
Turnover threshold | £	£ 2